Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	AXT, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3031310
Entity Address, Address Line One	4281 Technology Drive
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	438-4700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001051627
Amendment Flag	false